Impairments - Price assumptions (Details) - 12 months ended Dec. 31, 2022	€ / t	$ / bbl	$ / MMBTU	€ / MWh	kr / $	kr / €	$ / £
2025 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long-term exchange rates					8.50	10.0	1.35
Brent Blend oil price [member] | 2025 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl		75
Brent Blend oil price [member] | 2025 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl		(70)
Brent Blend oil price [member] | 2030 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl		75
Brent Blend oil price [member] | 2030 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl		(75)
Brent Blend oil price [member] | 2040 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl		70
Brent Blend oil price [member] | 2040 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl		(69)
Brent Blend oil price [member] | 2050 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl		65
Brent Blend oil price [member] | 2050 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | $ / bbl		(64)
European gas [Member] | 2025 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			20.0
European gas [Member] | 2025 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			(7.3)
European gas [Member] | 2030 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			9.5
European gas [Member] | 2030 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			(6.8)
European gas [Member] | 2040 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			9.0
European gas [Member] | 2040 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			(8.2)
European gas [Member] | 2050 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			9.0
European gas [Member] | 2050 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			(7.5)
Henry Hub Natural Gas Price [Member] | 2025 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			4.0
Henry Hub Natural Gas Price [Member] | 2025 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			(3.3)
Henry Hub Natural Gas Price [Member] | 2030 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			3.7
Henry Hub Natural Gas Price [Member] | 2030 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			(3.4)
Henry Hub Natural Gas Price [Member] | 2040 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			3.7
Henry Hub Natural Gas Price [Member] | 2040 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			(3.6)
Henry Hub Natural Gas Price [Member] | 2050 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			3.7
Henry Hub Natural Gas Price [Member] | 2050 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			(3.6)
Electricity Germany [Member] | 2025 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh				115
Electricity Germany [Member] | 2025 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh				(65)
Electricity Germany [Member] | 2030 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh				70
Electricity Germany [Member] | 2030 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh				(62)
Electricity Germany [Member] | 2040 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh				57
Electricity Germany [Member] | 2040 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh				(64)
Electricity Germany [Member] | 2050 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh				57
Electricity Germany [Member] | 2050 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / MWh				(64)
EU ETS [Member] | 2025 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	80
EU ETS [Member] | 2025 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	(61)
EU ETS [Member] | 2030 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	80
EU ETS [Member] | 2030 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	(70)
EU ETS [Member] | 2040 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	105
EU ETS [Member] | 2040 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	(89)
EU ETS [Member] | 2050 [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	130
EU ETS [Member] | 2050 [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit | € / t	(108)
NBP Natural Gas Price [Member] | 2025 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			7.4
NBP Natural Gas Price [Member] | 2030 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			6.9
NBP Natural Gas Price [Member] | 2040 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			8.3
NBP Natural Gas Price [Member] | 2050 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated crude oil or Gas price per unit			7.6